INVESTMENT IN MARKETABLE EQUITY SECURITIES (Tables)	3 Months Ended
Jun. 30, 2021
Investment In Marketable Equity Securities
Schedule of investment in marketable equity securities

	Three Months Ended June 30,
(In thousands)	2021	2020

Balance, beginning of period	$–	$68
Unrealized gain on investment	–	78
Balance, end of period	$–	$146